Property and Equipment, Net (Tables)	6 Months Ended
Mar. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment, net consists of the following:

	Estimated Useful Life (years)	March 31, 2024	September 30, 2023
Equipment and furniture	5 – 7	$924	$858
Laboratory equipment	5	621	601
Leasehold improvements	Shorter of estimated useful life or remaining lease term	891	850
Construction in progress		584	584
Property and equipment, gross		3,020	2,893
Less: Accumulated depreciation		(1,257)	(1,034)
Property and equipment, net		$1,763	$1,859